Loans and Allowance for Credit Losses (Aging Analysis) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	¥ 579,550	¥ 672,988
1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	39,562	31,906
Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	30,458	10,966
Commercial | Current | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	300,859	324,772
Commercial | Current | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	84,672	85,566
Commercial | 1-3 months Past Due | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	442	740
Commercial | 1-3 months Past Due | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	690	0
Commercial | Greater Than 3 months Past Due | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	148	338
Commercial | Greater Than 3 months Past Due | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	0	0
Residential | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	8,930	13,770
Residential | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	742	918
Residential | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	154	154
Card | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	19,316	17,888
Card | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	3,562	3,961
Card | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	1,694	2,066
Krungsri | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	159,909	225,319
Krungsri | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	31,610	24,839
Krungsri | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	27,416	8,114
Other | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	5,864	5,673
Other | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	2,516	1,448
Other | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	¥ 1,046	¥ 294